Corporate information	12 Months Ended
Dec. 31, 2021
Corporate information [abstract]
Corporate information
1  Corporate information
Materialise NV is a limited liability company with its office at Technologielaan 15, 3001 Leuven, Belgium. The consolidated financial statements comprise Materialise NV (the “Company” or “Parent”) and its subsidiaries (collectively, the “Group” or “we,” “us” and “our”). See Note 28 for a list of subsidiaries of the Company.
We are a leading provider of additive manufacturing and medical software and of sophisticated 3D printing services. Our products and services are offered through a market oriented organization that is active across three principal market segments: (i) Materialise Software, (ii) Materialise Medical, and (iii) Materialise Manufacturing. We sell our products and services in Europe, the Americas, Africa and Asia-Pacific.
The consolidated financial statements of the Group for the year ended December 31, 2021 were approved and authorized for issue on April 27, 2022 in accordance with a resolution of the Company’s board of directors.